Armor US Equity Index ETF SCHEDULE OF INVESTMENTS	August 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%

CONSUMER DISCRETIONARY – 15.3%

Vanguard Consumer Discretionary ETF	37,675	$9,696,792

CONSUMER STAPLES – 9.0%

Vanguard Consumer Staples ETF	30,214	5,701,382

ENERGY – 6.1%

Vanguard Energy ETF	34,112	3,871,371

FINANCIALS – 14.5%

Vanguard Financials ETF	113,426	9,224,937

INDUSTRIALS – 10.6%

Vanguard Industrials ETF	38,200	6,715,942

INFORMATION TECHNOLOGY – 36.8%

Vanguard Information Technology ETF(a)	66,773	23,322,473

MATERIALS – 3.4%

Vanguard Materials ETF	12,972	2,154,909

UTILITIES – 4.1%

Vanguard Utilities ETF	16,254	2,625,183
TOTAL EXCHANGE-TRADED FUNDS
(Cost $66,216,290)		63,312,989

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 2.24%(b)	156,942	156,942
TOTAL SHORT TERM INVESTMENTS
(Cost $156,942)		156,942
TOTAL INVESTMENTS – 100.0%
(Cost $66,373,232)		63,469,931
Liabilities in Excess of Other Assets – (0.0)%		(30,048)
TOTAL NET ASSETS – 100.0%		$63,439,883

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.vanguard.com.
(b)	The rate is the annualized seven-day yield at period end.